Summary of significant accounting policies - Additional information (Details)		12 Months Ended
	Apr. 01, 2019	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Accounting Policies [Line Items]
Sales		$ 6,184,460	$ 3,369,258	$ 2,081,084
Operating expenses		6,198,707	3,370,857	1,926,310
Net income (Loss)		(14,633)	4,234	154,774
Restricted cash		618,690	600,000
Cash maintained with People's Republic of China of which no deposits are covered by insurance		$ 114,036	$ 4,918,183
Exchange rates (per RMB1)		0.1401	0.1456
Applicable VAT rate		13% or 17%
Tax Rate	9% or 13%	12% or 16%
IPO
Accounting Policies [Line Items]
Restricted cash		$ 600,000
Private placement
Accounting Policies [Line Items]
Restricted cash		18,690
Shipping and handling
Accounting Policies [Line Items]
Shipping and handling expenses		$ 287,768	$ 307,374	$ 104,560
Average
Accounting Policies [Line Items]
Exchange rates (per RMB1)		0.1454	0.1530	0.1468
Maximum [Member]
Accounting Policies [Line Items]
Restricted cash		$ 250,000	$ 250,000